Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties - Compensation to the Company's Non-Executive Directors

	For the year ended December 31,
	2022	2021	2020
Directors’ remuneration	240	145	143
Share-based payments (Note 12)	—	40	40
Total	240	185	183

Transactions with Related Parties - Compensation to the Company's Executive Director

	For the year ended December 31,
	2022	2021	2020
Short-term employee benefits	1,172	1,216	1,772
Total	1,172	1,216	1,772